Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2022
Deductible input value-added tax	484,257	1,359,581
Prepayments	1,300,805	587,289
Deposits	83,939	92,023
Receivables from third party online payment service providers	78,620	38,201
Others	301,062	388,990

Total	2,248,683	2,466,084